Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0001954360
Registrant Name	Crescent Private Credit Income Corp
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A